LEASE AND OTHER FINANCING OBLIGATIONS	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
LEASE AND OTHER FINANCING OBLIGATIONS	LEASE AND OTHER FINANCING OBLIGATIONS
The Company primarily has operating and finance leases for corporate and regional offices, processing facilities, and mining equipment. These leases have a remaining lease term of less than 1 year to 36 years, some of which may include options to extend the lease for up to 15 years, and some of which may include options to terminate the lease within 1 year. Some of our leases include payments that vary based on the Company’s level of usage and operations. These variable payments are not included within ROU assets and lease liabilities in the Consolidated Balance Sheets. Additionally, short-term leases, which have an initial term of 12 months or less, are not recorded in the Consolidated Balance Sheets.
Total lease cost includes the following components:

	Year Ended December 31,
	2022	2021
Operating lease cost	$28	$21
Finance lease cost:
Amortization of ROU assets	78	85
Interest on lease liabilities	34	36
	112	121
Variable lease cost	332	393
Short-term lease cost	25	36
	$497	$571
Supplemental cash flow information related to leases includes the following:

	Year Ended December 31,
	2022	2021
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows relating to operating leases	$23	$17
Operating cash flows relating to finance leases	$34	$36
Financing cash flows relating to finance leases	$66	$73

Non-cash lease obligations arising from obtaining ROU assets:
Operating leases	$16	$35
Finance leases	$20	$41
Information related to lease terms and discount rates is as follows:

	Operating Leases	Finance Leases
Weighted average remaining lease term (years)	8	10
Weighted average discount rate	4.35%	5.73%
Future minimum lease payments under non-cancellable leases as of December 31, 2022, were as follows:

	Operating Leases (1)	Finance Leases
2023	$26	$93
2024	22	84
2025	12	81
2026	11	78
2027	11	71
Thereafter	51	337
Total future minimum lease payments	133	744
Less: Imputed interest	(17)	(183)
Total	$116	$561
____________________________
(1)The current and non-current portion of operating lease liabilities are included in Other current liabilities and Other non-current liabilities, respectively, on the Consolidated Balance Sheets.
As of December 31, 2022, the Company has additional leases that have not yet commenced. At commencement, the Company anticipates that these leases will result in additional ROU assets and lease liabilities of $9. The leases are anticipated to commence in 2023 with a lease term of approximately 2 years.